Liabilities due to customers (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Liabilities due to customers
Structured products	$ 34,683	$ 44,797
Fund investment	14,667	16,133
Accrued interest	274	421
Liabilities due to customers	$ 49,624	$ 61,351